Transactions with shareholders, related parties and affiliated entities - Summary of detail of loans (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Controlling [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables		S/ 17
Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 978,713	907,260
Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	341,796	341,592
Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,320,509	1,248,869
Direct Loans [Member] | Controlling [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables		17
Direct Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	931,746	847,993
Direct Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	264,397	266,201
Direct Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	1,196,143	1,114,211
Indirect Loans [Member] | Affiliated [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	46,967	59,267
Indirect Loans [Member] | Associates [Member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	77,399	75,391
Indirect Loans [Member] | Related parties [member]
Disclosure of transactions between related parties [line items]
Current loans and receivables	S/ 124,366	S/ 134,658